Shareholders’ Equity - Schedule of MTIP and DSUP Activity (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PUs, RUs, and DSUs (number of units)
Balance, beginning of year (units)	3,877,843	5,920,300
Granted (units)	1,413,790	1,611,727
Vested and paid out (units)	(1,784,293)	(3,495,702)
Forfeited (units)	(140,150)	(313,621)
Units in lieu of dividends (units)	172,563	126,250
Additional units added by performance factor (in shares)	792,309	28,889
Outstanding, end of year (units)	4,332,062	3,877,843